TAXES PAYABLES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
Income tax	$ 66	$ 48
Other national taxes	2,887	3,491
Provincial taxes	407	409
Municipal taxes	379	562
Total current	3,739	4,510
Non-current
Provincial taxes	5	19
Total non-current	5	19
Total taxes payables	3,744	4,529
Currency translation adjustments	9
Nucleo
Current
Income tax	56	8
Adesol
Current
Income tax	7	38
AVC Continente Audiovisual
Current
Income tax	2	1
Cable Imagen
Current
Income tax	$ 1	$ 1